Fair Value Measurements - Pre-funded Warrant Liabilities (Details) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Jun. 25, 2024 $ / shares shares	Jul. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Jul. 30, 2024 USD ($)	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Feb. 13, 2024 $ / shares
Warrants
Warrant liabilities fair value adjustment | $			$ (177)	$ (4,973)	$ 23	$ (191)		$ 83
Series E Preferred Stock
Warrants
Warrant liabilities fair value adjustment | $			$ 100
Pre-funded Warrants
Warrants
Exercise price | $ / shares		$ 0.001		$ 0.01			$ 0.01
Number of pre-funded warrants issued | shares		207,902					670,000
Pre-funded Warrants | Series E Preferred Stock
Warrants
Exercise price | $ / shares		$ 0.001
Conversion factor									1.08
Series E Pre-funded Warrants
Warrants
Warrant liabilities | $	$ 200								$ 300
PIPE Pre-funded warrants
Warrants
Exercise price | $ / shares	$ 0.01			0.01			$ 0.01
Number of pre-funded warrants issued | shares	670,000						670,000
Convert Warrants
Warrants
Exercise price | $ / shares	$ 24			$ 24			$ 24			$ 24
Number of pre-funded warrants issued | shares	1,500,000						1,500,000
Warrants issuance | $	$ 20,000